united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018
Shares			Fair Value
	EXCHANGE TRADED FUND - 5.1%
	DEBT FUND - 5.1%
429,000	iShares 0-5 Year High Yield Corporate Bond ETF		$20,137,260
	TOTAL EXCHANGE TRADED FUND (Cost - $20,014,866)

	MUTUAL FUNDS - 93.0%
	DEBT FUNDS - 93.0%
484,978	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Shares		4,922,525
327,147	Credit Suisse Floating Rate High Income Fund - Class I		2,234,417
1,758,754	Dreyfus High Yield Fund - Institutional Shares		10,781,160
10,865,187	Eaton Vance Income Fund of Boston- Institutional Shares		60,845,045
769,871	Goldman Sachs High Yield Floating Rate Fund - Institutional Shares		7,406,163
3,201,166	Invesco High Yield Fund - Retail Shares		13,124,781
1,992,930	Janus Henderson High-Yield Fund - Institutional Shares		16,421,745
12,326,708	JPMorgan High Yield Fund - Institutional Shares *		89,368,634
1,668,006	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y		16,413,176
3,533,084	Lord Abbett Floating Rate Fund - Class I		32,363,049
14,455,416	MainStay MacKay High Yield Corporate Bond Fund - Institutional Shares		81,239,438
706,714	MFS Emerging Markets Debt Fund - Institutional Shares		10,014,134
3,766,990	MFS High Income Fund - Institutional Shares		12,544,076
892,857	PIMCO Emerging Markets Bond Fund - Institutional Shares		9,017,857
7,219	Salient Select Income Fund - Institutional Shares		154,270
	TOTAL MUTUAL FUNDS (Cost - $373,392,644)		366,850,470
		Interest Rate
	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUNDS - 0.9%
2,152,341	Goldman Sachs Financial Square Funds - Institutional Class	1.83% +	2,152,576
1,202,712	Morgan Stanley Institutional Liquidity Fund - Institutional Class	2.10% +	1,203,202
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,355,778)		3,355,778

	TOTAL INVESTMENTS - 99.0% (Cost - $396,763,288)		$390,343,508
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.0%		4,112,270
	TOTAL NET ASSETS - 100.0%		$394,455,778

+ Variable rate security. Interest rate is as of July 31, 2018.
* All or portion of this security is segregated as collateral for swaps.
ETF - Exchange Traded Fund

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2018

	CREDIT DEFAULT SWAP
Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity	Counterparty	Expiration Date	Fixed Rate ^	Fixed Rate	Value	Gain (Loss)
$5,000,000	$315,897	CDX HYS30 SWAP 5YR PRC	Barclays	6/20/2023	Receive	5.00%	$353,845	$37,948
							$353,845	$37,948

								Unrealized
								Appreciation/
	SCHEDULE OF SWAPS							(Depreciation)
	LONG EQUITY SWAP CONTRACTS - 0.0%
	Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on August 29, 2017 and is reset on a monthly basis. The swap has a termination date of August 30, 2018, unless earlier terminated. In addition, the Fund will receive the total return on the basket of mutual funds, including dividends and provide a fee to Barclays Bank, in the amount of LIBOR + 115 bps (Notional Amount $200,000)							$-
	TOTAL LONG EQUITY SWAP CONTRACTS							$-

The following table represents the individual long postions and related values of equity securities held within the total return swap with Barclays Bank, these investments are not a direct holding of Redwood Managed Volatlity Fund:
Shares	Security							Fair Value
200,000	Fidelity Government Cash Reserves							$200,000
	Total							$200,000

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018
Shares			Fair Value
	MUTUAL FUNDS - 99.2%
	DEBT FUNDS - 99.2%
827,364	AB High Income Municipal Portfolio - Advisor Class		$9,398,850
3,796,390	Franklin High Yield Tax-Free Income Fund - Advisor Class		38,153,721
5,209,006	Nuveen High Yield Municipal Bond Fund - Institutional Class		89,959,526
2,614,687	Oppenheimer Rochester High Yield Municipal Fund - Retail Class		19,165,659
706,371	Pioneer High Income Municipal Fund - Institutional Class		5,092,936
321,199	Western Asset Municipal High Income Fund - Institutional Class		4,490,364
	TOTAL MUTUAL FUNDS (Cost - $165,568,997)		166,261,056
		Interest Rate
	SHORT-TERM INVESTMENT - 0.0%
	MONEY MARKET FUND - 0.0%
25,388	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	0.85% +	25,393
987	JP Morgan Municipal Money Market Fund - Institutional Class	0.76% +	987
5,450	JP Morgan Tax Free Money Market Fund - Institutional Class	0.82% +	5,450
	TOTAL SHORT-TERM INVESTMENT (Cost - $31,827)		31,830

	TOTAL INVESTMENTS - 99.2% (Cost - $165,600,824)		$166,292,886
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.8%		1,363,288
	TOTAL NET ASSETS - 100.0%		$167,656,174

+ Variable rate security. Interest rate is as of July 31, 2018.

Redwood AlphaFactor® Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018
Shares		Fair Value
	COMMON STOCK - 98.9%
	AEROSPACE & DEFENSE - 3.5%
24,124	Spirit AeroSystems Holdings, Inc.	$2,249,563

	APPAREL - 3.1%
25,875	NIKE, Inc.	1,990,046

	AUTO MANUFACTURERS - 3.1%
51,740	General Motors Co.	1,961,463

	BANKS - 3.3%
71,449	Fifth Third Bancorp	2,114,176

	COMMERCIAL SERVICES - 3.0%
39,764	CoreLogic, Inc. *	1,936,507

	COMPUTERS - 3.3%
90,583	HP, Inc.	2,090,656

	DIVERSIFIED FINANCIAL SERVICES - 10.0%
42,496	Lazard Ltd.	2,307,533
58,966	Legg Mason, Inc.	2,012,510
157,931	Navient Corp.	2,086,268
		6,406,311
	ENTERTAINMENT - 3.0%
29,769	Six Flags Entertainment Corp.	1,933,496

	HEALTHCARE-SERVICES - 3.4%
12,161	Cigna Corp.	2,181,927

	HOME BULIDERS - 3.2%
72,201	PulteGroup, Inc.	2,057,006

	INSURANCE - 3.5%
17,918	Erie Indemnity Co.	2,226,132

	INTERNET - 6.4%
57,465	eBay, Inc. *	1,922,204
15,033	VeriSign, Inc. *	2,183,243
		4,105,447
	LEISURE PRODUCTS - 3.3%
49,172	Harley-Davidson, Inc.	2,108,987

	LODGING - 6.6%
26,902	Hyatt Hotels Corp.	2,104,543
16,377	Marriott International, Inc.	2,093,636
		4,198,179
	MISCELLANEOUS MANUFACTURING - 3.6%
18,897	Carlisle Companies, Inc.	2,321,307

	OIL & GAS - 7.0%
29,548	ConocoPhillips	2,132,479
29,350	Marathon Petroleum Corp.	2,372,361
		4,504,840

Redwood AlphaFactor® Core Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Shares		Fair Value
	COMMON STOCK - 98.9% (Continued)
	PACKAGING & CONTAINERS - 3.3%
48,716	Sealed Air Corp.	$2,146,914

	PHARMACEUTICALS - 3.6%
57,107	Pfizer, Inc.	2,280,283

	REAL ESTATE INVESTMENTS TRUSTS - 6.5%
162,515	Retail Properties of America, Inc.	2,039,563
76,844	STORE Capital Corp.	2,109,368
		4,148,931
	RETAIL - 13.1%
38,565	Foot Locker, Inc.	1,882,358
36,059	Signet Jewelers Ltd.	2,082,047
34,696	Walgreens Boots Alliance, Inc.	2,346,143
26,621	Yum! Brands, Inc.	2,110,779
		8,421,327
	SOFTWARE - 3.1%
31,615	CDK Global, Inc.	1,974,357

	TOTAL COMMON STOCK (Cost - $62,637,916)	63,357,855

	TOTAL INVESTMENTS -98.9% (Cost - $62,637,916)	$63,357,855
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.1%	685,616
	TOTAL NET ASSETS - 100.0%	$64,043,471

* Non-Income producing security.

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018
Shares		Fair Value
	COMMON STOCK - 99.5%
	AEROSPACE & DEFENSE - 3.5%
32,894	Spirit AeroSystems Holdings, Inc.	$3,067,365

	APPAREL - 3.1%
35,288	NIKE, Inc.	2,714,000

	AUTO MANUFACTURERS - 3.1%
70,559	General Motors Co.	2,674,892

	BANKS - 3.3%
97,428	Fifth Third Bancorp	2,882,894

	COMMERCIAL SERVICES - 3.1%
54,218	CoreLogic, Inc. *	2,640,417

	COMPUTERS - 3.3%
123,525	HP, Inc.	2,850,957

	DIVERSIFIED FINANCIAL SERVICES - 10.1%
57,939	Lazard Ltd.	3,146,088
80,412	Legg Mason, Inc.	2,744,462
215,349	Navient Corp.	2,844,760
		8,735,310
	ENTERTAINMENT - 3.0%
40,585	Six Flags Entertainment Corp.	2,635,996

	HEALTHCARE-SERVICES - 3.4%
16,580	Cigna Corp.	2,974,784

	HOME BUILDERS - 3.2%
98,443	PulteGroup, Inc.	2,804,641

	INSURANCE - 3.5%
24,426	Erie Indemnity Co.	3,034,686

	INTERNET - 6.5%
78,346	eBay, Inc. *	2,620,674
20,498	VeriSign, Inc. *	2,976,924
		5,597,598
	LEISURE PRODUCTS - 3.3%
67,041	Harley-Davidson, Inc.	2,875,388

	LODGING - 6.6%
36,678	Hyatt Hotels Corp.	2,869,320
22,330	Marriott International, Inc.	2,854,667
		5,723,987
	MISCELLANEOUS MANUFACTURING - 3.6%
25,766	Carlisle Companies, Inc.	3,165,095

	OIL & GAS - 7.1%
40,286	ConocoPhillips	2,907,441
40,013	Marathon Petroleum Corp.	3,234,251
		6,141,692

Redwood AlphaFactor® Tactical Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Shares		Fair Value
	COMMON STOCK - 99.5% (Continued)
	PACKAGING & CONTAINERS - 3.4%
66,420	Sealed Air Corp.	$2,927,129

	PHARMACEUTICALS - 3.6%
77,862	Pfizer, Inc.	3,109,030

	REAL ESTATE INVESTMENT TRUSTS - 6.5%
221,573	Retail Properties of America, Inc.	2,780,741
104,751	STORE Capital Corp.	2,875,415
		5,656,156
	RETAIL - 13.2%
52,589	Foot Locker, Inc.	2,566,869
49,178	Signet Jewelers Ltd.	2,839,538
47,308	Walgreens Boots Alliance, Inc.	3,198,967
36,295	Yum! Brands, Inc.	2,877,831
		11,483,205
	SOFTWARE - 3.1%
43,109	CDK Global, Inc.	2,692,157

	TOTAL COMMON STOCK (Cost - $85,351,750)	86,387,379

	TOTAL INVESTMENTS - 99.5% (Cost - $85,351,750)	$86,387,379
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.5%	472,040
	TOTAL NET ASSETS - 100.0%	$86,859,419

* Non-Income producing security.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018
Shares		Interest Rate	Fair Value
	SHORT-TERM INVESTMENT - 97.4%
	MONEY MARKET FUND - 97.4%
19,032,121	BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class	1.79% +	$19,032,121
3,009,889	Goldman Sachs Financial Square Funds Government Fund - Institutional Class	1.83% +	3,010,492
52,884,657	Morgan Stanley Institutional Liquidity Funds Prime Portfolio - Institutional Class	2.10% +	52,908,300
	TOTAL SHORT-TERM INVESTMENT (Cost - $74,950,913)		74,950,913

	TOTAL INVESTMENTS - 97.4% (Cost - $74,950,913)		$74,950,913
	CASH, OTHER ASSETS AND LIABILITIES - NET - 2.6%		2,027,767
	TOTAL NET ASSETS - 100.0%		$76,978,680

+ Variable rate security. Interest rate is as of July 31, 2018.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018
Shares		Fair Value
	COMMON STOCK - 20.0%
	AGRICULTURE - 0.9%
4,115	Altria Group, Inc.	$241,468
2,906	Philip Morris International, Inc.	250,788
		492,256
	AUTO MANUFACTURERS - 0.7%
19,993	Ford Motor Co.	200,730
5,481	General Motors Co.	207,785
		408,515
	BIOTECHNOLOGY - 0.9%
1,274	Amgen, Inc.	250,405
3,382	Gilead Sciences, Inc.	263,221
		513,626
	BUILDING MATERIALS - 0.4%
6,790	Johnson Controls International PLC	254,693

	CHEMICALS - 1.3%
1,413	Air Products & Chemicals, Inc.	231,972
5,581	CF Industries Holdings, Inc.	247,908
1,853	International Flavors & Fragrances, Inc.	246,004
		725,884
	COMMERCIAL SERVICES - 0.7%
7,647	Nielsen Holdings PLC	180,163
11,482	Western Union Co.	231,477
		411,640
	COMPUTERS - 1.2%
10,365	HP, Inc.	239,224
1,614	International Business Machines Corp.	233,917
4,003	Seagate Technology PLC	210,638
		683,779
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
16,549	Navient Corp.	218,612

	ELECTRIC - 2.1%
3,563	Dominion Energy, Inc.	255,503
2,958	Duke Energy Corp.	241,432
8,377	PPL Corp.	241,006
6,277	SCANA Corp.	251,017
5,092	Southern Co.	247,471
		1,236,429
	FOOD - 1.3%
6,809	Campbell Soup Co.	278,488
5,441	General Mills, Inc.	250,612
3,986	Kraft Heinz Co.	240,157
		769,257
	FOREST PRODUCTS & PAPER - 0.4%
4,242	International Paper Co.	227,923

	HAND/MACHINE TOOLS - 0.5%
1,551	Snap-on, Inc.	263,034

	HOUSEWARES - 0.4%
9,675	Newell Brands, Inc.	253,388

	LEISURE PRODUCTS - 0.4%
5,580	Harley-Davidson, Inc.	239,326

	MISCELLANEOUS MANUFACTURING - 0.8%
2,978	Eaton Corp PLC	247,680
16,395	General Electric Co.	223,464
		471,144

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Shares		Fair Value
	COMMON STOCK - 20.0% (Continued)
	OIL & GAS - 1.2%
2,826	Exxon Mobil Corp.	$230,347
3,436	Helmerich & Payne, Inc.	210,799
2,721	Occidental Petroleum Corp.	228,374
		669,520
	PACKAGING & CONTAINERS - 0.4%
3,867	WestRock Co.	224,209

	PHARMACEUTICALS - 1.3%
4,381	Cardinal Health, Inc.	218,831
3,837	Merck & Co., Inc.	252,743
6,338	Pfizer, Inc.	253,076
		724,650
	PIPELINES - 0.9%
3,352	ONEOK, Inc.	236,115
8,489	Williams Companies, Inc.	252,548
		488,663
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
9,626	HCP, Inc.	249,313
14,878	Kimco Realty Corp.	248,314
4,204	Ventas, Inc.	237,022
3,991	Welltower, Inc.	249,837
		984,486
	RETAIL - 0.5%
6,567	Macy's, Inc.	260,907

	SEMICONDUCTORS - 0.4%
3,928	QUALCOMM, Inc.	251,746

	TELECOMMUNICATIONS - 1.2%
7,100	AT&T, Inc.	226,987
12,551	CenturyLink, Inc.	235,582
4,785	Verizon Communications, Inc.	247,097
		709,666

	TOTAL COMMON STOCK (Cost - $11,377,700)	11,483,353

	EXCHANGE TRADED FUNDS - 77.9%
	EQUITY FUNDS - 20.1%
35,985	iShares Core S&P Small-Cap ETF	3,100,468
76,232	Schwab International Small-Cap Equity ETF	2,760,361
23,657	Vanguard FTSE All World ex-US Small-Cap ETF	2,756,514
18,725	Vanguard Small-Cap ETF	2,967,912
		11,585,255
	DEBT FUNDS - 57.8%
126,819	iShares iBoxx $ High Yield Corporate Bond ETF	10,921,652
288,456	iShares US Preferred Stock ETF	10,843,061
216,096	SPDR Bloomberg Barclays Convertible Securities	11,491,985
		33,256,698
	TOTAL EXCHANGE TRADED FUNDS (Cost - $44,607,389)	44,841,953

	TOTAL INVESTMENTS - 97.9% (Cost - $55,985,089)	$56,325,306
	CASH, OTHER ASSETS AND LIABILITIES - NET - 2.1%	1,208,196
	TOTAL NET ASSETS - 100.0%	$57,533,502

ETF - Exchange Traded Fund
PLC - Public Limited Company

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2018
Shares		Fair Value
	COMMON STOCK - 99.0%
	AUTO MANUFACTURERS - 2.6%
24,469	Navistar International Corp. *	$1,053,880

	AUTO PARTS & EQUIPMENT- 2.7%
22,242	Adient PLC	1,059,386

	CHEMICALS - 2.7%
85,327	Platform Specialty Products Corp. *	1,054,642

	COMMERCIAL SERVICES - 8.0%
7,869	Automatic Data Processing, Inc.	1,062,236
69,917	Hertz Global Holdings, Inc. *	1,064,836
55,934	Travelport Worldwide Ltd.	1,057,152
		3,184,224
	DISTRIBUTION/WHOLESALE - 2.7%
17,402	WESCO International, Inc. *	1,061,522

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
4,710	Alliance Data Systems Corp.	1,059,185
93,799	SLM Corp. *	1,058,991
		2,118,176
	ENGINEERING & CONSTRUCTION - 2.7%
38,615	nVent Electric PLC *	1,058,051

	FOOD - 5.4%
15,997	Pinnacle Foods, Inc.	1,062,521
15,813	Sysco Corp.	1,062,792
		2,125,313
	HEALTHCARE-PRODUCTS - 2.7%
14,648	Baxter International, Inc.	1,061,248

	HEALTHCARE-SERVICES - 2.7%
24,825	MEDNAX, Inc. *	1,062,262

	HOUSEWARES - 2.7%
40,476	Newell Brands, Inc.	1,060,066

	INSURANCE - 2.7%
72,893	AmTrust Financial Services, Inc.	1,055,491

	INTERNET - 8.0%
37,111	Cars.com, Inc. *	1,052,839
22,608	Imperva, Inc. *	1,045,620
42,195	Web.com Group, Inc. *	1,061,204
		3,159,663
	MACHINERY-CONSTRUCTION & MINING - 2.7%
24,222	Terex Corp.	1,068,675

	MACHINERY-DIVERSIFIED - 5.3%
23,659	Pentair PLC	1,056,374
46,284	Welbilt, Inc. *	1,055,275
		2,111,649
	MISCELLANEOUS MANUFACTURING - 2.7%
27,931	Trinity Industries, Inc.	1,064,171

Redwood Activist LeadersTM Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2018
Shares		Fair Value
	COMMON STOCK - 99.0% (Continued)
	OFFICE & BUSINESS EQUIPMENT - 2.7%
41,009	Xerox Corp.	$1,065,004

	PHARMACEUTICALS - 5.3%
20,398	Herbalife Nutrition Ltd. *	1,053,149
13,197	Perrigo Co. PLC	1,062,622
		2,115,771
	PIPELINES - 2.7%
16,624	Cheniere Energy, Inc. *	1,055,624

	REAL ESTATE INVESTMENT TRUST - 2.7%
42,347	Forest City Realty Trust, Inc.	1,057,404

	RETAIL - 8.0%
2,427	Chipotle Mexican Grill, Inc. *	1,052,493
12,503	Jack in the Box, Inc.	1,053,253
7,669	Tiffany & Co.	1,054,948
		3,160,694
	SAVINGS & LOANS - 2.7%
84,273	Investors Bancorp, Inc.	1,055,098

	SEMICONDUCTORS - 5.3%
49,639	Marvell Technology Group Ltd.	1,057,807
11,079	NXP Semiconductors NV *	1,056,272
		2,114,079
	SOFTWARE - 8.0%
14,047	Akamai Technologies, Inc. *	1,057,177
7,026	athenahealth, Inc. *	1,058,888
16,467	CommVault Systems, Inc. *	1,068,708
		3,184,773

	TOTAL COMMON STOCK (Cost - $38,685,427)	39,166,866

	TOTAL INVESTMENTS - 99.0% (Cost - $38,685,427) (a)	$39,166,866
	CASH, OTHER ASSETS AND LIABILITIES - NET - 1.0%	381,853
	TOTAL NET ASSETS - 100.0%	$39,548,719

* Non-Income producing security.
PLC - Public Limited Company

Redwood Funds
Notes to Portfolio of Investments (Unaudited)
July 31, 2018

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds- The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds").  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, hich is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Redwood Managed Volatility Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2018
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018 for the Funds' assets and liabilities measured at fair value:

Redwood Managed Volatility Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$20,137,260	$-	$-	$20,137,260
Mutual Funds	366,850,470	-	-	366,850,470
Short-Term Investments	3,355,778	-	-	3,355,778
Total	$390,343,508	$-	$-	$390,343,508

	Derivatives
Credit Default Swaps	$353,845	$-	$-	$353,845
Total Return Swap	$-	$-	$-	$-
Total	$353,845	$-	$-	$353,845

Redwood Managed Municipal Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$166,261,056	$-	$-	$166,261,056
Short-Term Investments	31,830	-	-	31,830
Total	$166,292,886	$-	$-	$166,292,886

Redwood AlphaFactor® Core Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$63,357,855	$-	$-	$63,357,855
Total	$63,357,855	$-	$-	$63,357,855

Redwood AlphaFactor® Tactical Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$86,387,379	$-	$-	$86,387,379
Total	$86,387,379	$-	$-	$86,387,379

Redwood AlphaFactor® Tactical International Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$74,950,913	$-	$-	$74,950,913
Total	$74,950,913	$-	$-	$74,950,913

Redwood Funds
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2018
Redwood Systematic Macro Trend (“SMarT”) Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,483,353	$-	$-	$11,483,353
Exchange Traded Funds	44,841,953	-	-	44,841,953
Total	$56,325,306	$-	$-	$56,325,306

Redwood Activist LeadersTM Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$39,166,866	$-	$-	$39,166,866
Total	$39,166,866	$-	$-	$39,166,866

The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any level at the end of the reporting period.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Redwood Managed Volatility Fund	$396,855,223	$175,155	$(6,686,870)	$(6,511,715)
Redwood Managed Municipal Income Fund	165,600,824	708,762	(16,700)	692,062
Redwood AlphaFactor® Core Equity Fund	62,640,057	3,198,551	(2,480,753)	717,798
Redwood AlphaFactor® Tactical Core Fund	85,352,307	4,387,918	(3,352,846)	1,035,072
Redwood AlphaFactor® Tactical International Fund	74,950,913	-	-	-
Redwood Systematic Macro Trend (“SMarT”) Fund	55,985,089	1,360,458	(1,020,241)	340,217
Redwood Activist LeadersTM Fund	38,685,427	2,402,314	(1,920,875)	481,439

Swap Agreements – The Managed Volatility Fund and International Fund are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund. As of July 31, 2018, the Managed Volatility Fund had unrealized gain of $37,948 in interest rate risk.

Exchange Traded Funds – Certain Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 9/28/2018

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 9/28/2018